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                                                        [SHIP LOGO  VANGUARD(R)]



Vanguard Insured Long-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund



Supplement to the Prospectus Dated July 29, 2008



Reorganization of Vanguard Insured Long-Term Tax-Exempt Fund Into Vanguard Long-Term Tax-Exempt Fund

Effective at the close of business on December 12, 2008, the reorganization of Vanguard Insured Long-Term Tax-Exempt Fund with and into Vanguard Long-Term Tax-Exempt Fund is complete. Any references to Vanguard Insured Long-Term Tax-Exempt Fund in this prospectus are hereby deleted.




(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PS95A 122008




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 [SHIP LOGO  VANGUARD(R)]






Vanguard Municipal Bond Funds



Supplement to the Statement of Additional Information Dated July 29, 2008


Reorganization of Vanguard Insured Long-Term Tax-Exempt Fund Into Vanguard Long-Term Tax-Exempt Fund

Effective at the close of business on December 12, 2008, the reorganization of Vanguard Insured Long-Term Tax-Exempt Fund with and into Vanguard Long-Term Tax-Exempt Fund is complete. Any references to Vanguard Insured Long-Term Tax-Exempt Fund in this Statement of Additional Information are hereby deleted.










(C) 2008 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                   SAI95 122008

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